Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 5,669
2025	4,070
2026	1,863
2027	1,730
2028	1,060
Thereafter	2,861
Total lease payments	17,253
Less: imputed interest	(2,215)
Total	$ 15,038